UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2007 (Unaudited)

DWS Target 2011 Fund

	Shares	Value ($)

Common Stocks 28.6%
Consumer Discretionary 4.1%
Auto Components 0.1%
BorgWarner, Inc.	400	31,164
TRW Automotive Holdings Corp.*	700	25,942

		57,106
Hotels Restaurants & Leisure 0.6%
Brinker International, Inc.	1,500	46,650
McDonald's Corp.	6,210	299,819
Yum! Brands, Inc.	1,400	86,604

		433,073

Household Durables 0.2%
NVR, Inc.*	200	164,800
Snap-on, Inc.	300	16,350

		181,150
Leisure Equipment & Products 0.0%
Hasbro, Inc.	1,100	34,771
Media 1.3%
Liberty Global, Inc. "A" *	3,000	107,670
McGraw-Hill Companies, Inc.	4,120	269,983
Omnicom Group, Inc.	2,690	281,670
The DIRECTV Group, Inc.*	13,700	326,608

		985,931
Multiline Retail 1.1%
Family Dollar Stores, Inc.	2,500	79,600
Federated Department Stores, Inc.	6,300	276,696
J.C. Penney Co., Inc.	400	31,636
Kohl's Corp.*	3,500	259,140
Nordstrom, Inc.	2,000	109,840
Target Corp.	1,000	59,370

		816,282
Specialty Retail 0.5%
Dick's Sporting Goods, Inc.*	2,500	140,225
Ross Stores, Inc.	4,600	152,490
The Sherwin-Williams Co.	700	44,639

		337,354
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	4,100	200,203
Consumer Staples 1.9%
Beverages 0.5%
Coca-Cola Enterprises, Inc.	2,900	63,626
PepsiCo, Inc.	4,140	273,612

		337,238
Food & Staples Retailing 0.3%
Safeway, Inc.	6,900	250,470
Food Products 0.3%
General Mills, Inc.	4,300	257,570
Household Products 0.5%
Colgate-Palmolive Co.	2,700	182,898
Kimberly-Clark Corp.	2,100	149,457

		332,355
Tobacco 0.3%
Altria Group, Inc.	2,680	184,706
Loews Corp. - Carolina Group	700	53,571

		238,277
Energy 3.2%
Energy Equipment & Services 0.8%
Global Industries Ltd.*	6,200	128,712
Patterson-UTI Energy, Inc.	7,300	178,047
Tidewater, Inc.	3,200	202,272
Unit Corp.*	1,900	108,585

		617,616
Oil, Gas & Consumable Fuels 2.4%
Chesapeake Energy Corp.	6,200	209,250

Chevron Corp.	300	23,337
Devon Energy Corp.	3,600	262,332
ExxonMobil Corp.	4,974	394,836
Marathon Oil Corp.	2,500	253,875
Newfield Exploration Co.*	3,600	157,500
Tesoro Corp.	1,700	206,040
Valero Energy Corp.	3,300	231,759

		1,738,929
Financials 5.5%
Capital Markets 1.1%
Morgan Stanley	3,960	332,680
The Bear Stearns Companies, Inc.	300	46,710
The Goldman Sachs Group, Inc.	1,890	413,173

		792,563
Commercial Banks 0.7%
SunTrust Banks, Inc.	300	25,326
US Bancorp	2,600	89,310
Wells Fargo & Co.	11,310	405,916

		520,552
Diversified Financial Services 2.1%
Bank of America Corp.	12,800	651,520
Citigroup, Inc.	6,300	337,806
JPMorgan Chase & Co.	11,100	578,310

		1,567,636
Insurance 1.0%
Allstate Corp.	1,600	99,712
CNA Financial Corp.*	800	37,336
Genworth Financial, Inc. "A"	5,600	204,344
MetLife, Inc.	4,850	318,645
Philadelphia Consolidated Holding Corp.*	200	8,680
Principal Financial Group, Inc.	700	44,443

		713,160
Real Estate Investment Trusts 0.5%
AMB Property Corp. (REIT)	200	12,182
Archstone-Smith Trust (REIT)	600	31,266
AvalonBay Communities, Inc. (REIT)	200	24,452
Equity Residential (REIT)	600	27,858
Hospitality Properties Trust (REIT)	200	9,106
Host Hotels & Resorts, Inc. (REIT)	1,600	41,024
ProLogis (REIT)	900	58,320
Public Storage, Inc. (REIT)	500	46,660
Simon Property Group, Inc. (REIT)	500	57,640
The Macerich Co. (REIT)	100	9,512
Vornado Realty Trust (REIT)	500	59,315

		377,335
Thrifts & Mortgage Finance 0.1%
Fannie Mae	1,400	82,488
Health Care 4.1%
Biotechnology 0.2%
Gilead Sciences, Inc.*	1,900	155,268
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	4,200	237,846

Becton, Dickinson & Co.	3,600	283,284
Dade Behring Holdings, Inc.	1,500	73,665
Kinetic Concepts, Inc.*	3,000	150,000
Zimmer Holdings, Inc.*	1,800	162,864

		907,659
Health Care Providers & Services 0.5%
Coventry Health Care, Inc.*	3,100	179,273
Humana, Inc.*	2,500	158,100
WellCare Health Plans, Inc.*	500	40,295

		377,668
Life Sciences Tools & Services 0.1%
Covance, Inc.*	600	36,300
Pharmaceuticals 2.1%
Abbott Laboratories	7,200	407,664
Eli Lilly & Co.	1,700	100,521
Johnson & Johnson	1,790	114,954
Merck & Co., Inc.	1,300	66,872
Pfizer, Inc.	20,000	529,200
Schering-Plough Corp.	10,100	320,473

		1,539,684
Industrials 3.1%
Aerospace & Defense 2.0%
Boeing Co.	4,390	408,270
Honeywell International, Inc.	4,820	261,148
Lockheed Martin Corp.	1,700	163,438
Raytheon Co.	6,400	342,656
United Technologies Corp.	4,100	275,233

		1,450,745
Airlines 0.3%
AMR Corp.*	5,100	133,059
Continental Airlines, Inc. "B" *	3,400	124,304

		257,363
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	3,200	128,640
Industrial Conglomerates 0.3%
General Electric Co.	5,990	220,791
Machinery 0.1%
Manitowoc Co., Inc.	900	61,407
Road & Rail 0.2%
Hertz Global Holdings, Inc.*	1,000	19,900
Ryder System, Inc.	3,100	163,184

		183,084
Trading Companies & Distributors 0.0%
United Rentals, Inc.*	300	10,050
Information Technology 3.5%
Communications Equipment 0.0%
Cisco Systems, Inc.*	750	20,055
Computers & Peripherals 1.2%
Hewlett-Packard Co.	730	30,762
International Business Machines Corp.	4,900	500,829
Lexmark International, Inc. "A" *	3,200	174,400

Western Digital Corp.*	9,200	162,656

		868,647
Internet Software & Services 0.4%
eBay, Inc.*	2,730	92,656
Google, Inc. "A" *	310	146,128
Yahoo!, Inc.*	700	19,628

		258,412
IT Services 0.3%
Acxiom Corp.	600	13,560
Computer Sciences Corp.*	3,100	172,174
Convergys Corp.*	400	10,104
Unisys Corp.*	6,200	48,608

		244,446
Office Electronics 0.0%
Xerox Corp.*	500	9,250
Semiconductors & Semiconductor Equipment 1.1%
Altera Corp.*	1,800	40,572
Intel Corp.	9,800	210,700
MEMC Electronic Materials, Inc.*	1,500	82,320
Novellus Systems, Inc.*	5,900	190,983
NVIDIA Corp.*	4,500	148,005
Teradyne, Inc.*	9,600	167,520

		840,100
Software 0.5%
Cadence Design Systems, Inc.*	10,200	226,440
Microsoft Corp.	3,500	104,790
Symantec Corp.*	2,480	43,648

		374,878
Materials 1.0%
Chemicals 0.6%
Albemarle Corp.	600	25,470
Celanese Corp. "A"	3,100	102,827
Eastman Chemical Co.	600	40,620
FMC Corp.	300	23,079
Huntsman Corp.	3,000	58,800
Lyondell Chemical Co.	6,700	208,504

		459,300
Metals & Mining 0.4%
Nucor Corp.	2,900	184,034
Southern Copper Corp.	900	72,270

		256,304
Telecommunication Services 1.2%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	2,070	80,150
Citizens Communications Co.	13,600	211,752
Embarq Corp.	3,000	180,120
Level 3 Communications, Inc.*	17,500	97,300
Verizon Communications, Inc.	7,700	293,986

		863,308
Wireless Telecommunication Services 0.0%
Telephone & Data Systems, Inc.	400	22,780

United States Cellular Corp.*	100	7,250

		30,030
Utilities 1.0%
Electric Utilities 0.3%
Exelon Corp.	2,780	209,640
Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group	500	44,560
Multi-Utilities 0.6%
Dominion Resources, Inc.	2,300	209,760
Sempra Energy	4,600	292,008

		501,768

Total Common Stocks (Cost $19,555,508)		21,181,416
	Principal Amount ($)	Value ($)

Government & Agency Obligations 71.4%
US Treasury Obligations
US Treasury STRIPS, 4.403%**, 8/15/2011 (a) (Cost $49,392,840)	63,894,000	52,991,958

	Shares	Value ($)

Securities Lending Collateral 11.4%
Daily Assets Institutional, 5.33% (b) (c) (Cost $8,437,500)	8,437,500	8,437,500
Cash Equivalents 0.5%
Cash Management QP Trust, 5.31% (b) (Cost $389,666)	389,666	389,666
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 77,775,514)	111.9	83,000,540
Other Assets and Liabilities, Net	(11.9)	(8,849,176)

Net Assets	100.0	74,151,364

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2007 amounted to $8,293,357 which is 11.2% of net assets.
(b)		An affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   June 15, 2007